Shareholder Report	6 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ADVISER MANAGED TRUST
Entity Central Index Key		0001502608
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2024
C000230413
Shareholder Report [Line Items]
Fund Name		Diversified Equity Fund
Trading Symbol		DAACX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Equity Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Fund	$55	0.50%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the S&P 500 Index (Gross)—a market-weighted index that tracks the performance of the 500 largest publicly traded U.S. companies and is considered representative of the broad U.S. stock market—for the 12-month period ending July 31, 2024.

While the Fund produced a positive return in the rising equity markets over the reporting period, each of the indexes that its five equity components seek to replicate underperformed relative to the Fund’s benchmark. The S&P 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets indexes returned 22.15%, 21.50%, 14.25%, 12.03%, and 6.27%, respectively, for the reporting period.

The Fund’s strategy is implemented by SSGA Funds Management, Inc., as sub-adviser under the general supervision of SEI Investments Management Corporation (SIMC).

During the reporting period, U.S. equity markets were led by a narrow cohort of mega-cap stocks, while small and mid-cap stocks lagged. This led the Fund’s benchmark, the S&P 500 Index, to rise more than the Fund’s Russell 1000 Index allocation, which was underweight to mega-cap stocks and overweight to mid-cap stocks relative to the S&P 500 Index, as well as for the Fund’s Russell 2000 Index allocation, which has no exposure to mega-cap stocks. Equities in developed non-U.S. markets lagged U.S. stocks, which weighed on the relative performance for the Fund’s MSCI EAFE Index allocation. Emerging-market equities lagged both U.S. and developed non-U.S. stocks, hampering results for the Fund’s MSCI Emerging Markets Index allocation.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Diversified Equity Fund - $11494	S&P 500® Index - $12453
Mar/22	$10000	$10000
Jul/22	$8862	$9021
Jul/23	$9692	$10195
Jul/24	$11494	$12453

Average Annual Return [Table Text Block]

Average Annual Total Returns as of July 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Diversified Equity Fund	18.60%	6.13%
S&P 500® Index	22.15%	9.83%

Performance Inception Date		Mar. 30, 2022
No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 347,011,000	$ 347,011,000
Holdings Count | Holding	1,757	1,757
Advisory Fees Paid, Amount		$ 118
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$347,011	1,757	$118	2%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange Traded Fund	0.1%
Derivative Contracts (Net)	0.5%
Cash Equivalent	1.1%
Utilities	2.0%
Real Estate	2.0%
Materials	2.5%
Energy	3.1%
Consumer Staples	4.9%
Communication Services	7.0%
Industrials	8.4%
Consumer Discretionary	8.5%
Health Care	10.0%
Financials	12.5%
Information Technology	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	5.0%
Microsoft Corp	4.8%
NVIDIA Corp	4.3%
Amazon.com Inc	2.7%
Meta Platforms, Cl A	1.6%
Alphabet Inc, Cl A	1.6%
Alphabet Inc, Cl C	1.3%
Berkshire Hathaway Inc, Cl B	1.2%
Broadcom Inc	1.1%
Eli Lilly	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		610-676-1000
Updated Prospectus Web Address		https://www.seic.com/mutual-fund-documentation/proxy-voting
C000230414
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Trading Symbol	AAEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period from January 22, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund	$18	0.33%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is managed using a passive approach, and performed in line with its benchmark, the Bloomberg U.S. Aggregate Bond Index—which tracks the performance of fixed-rate, publicly issued, non-investment-grade bonds—for the period beginning on the Fund’s inception date of January 22, 2024 and ending July 31, 2024.

The Fund’s strategy is implemented by SSGA Funds Management, Inc., as sub-adviser under the general supervision of SEI Investments Management Corporation (SIMC).

The reporting period began with optimism that the Federal Reserve’s (Fed) rate-hiking cycle was near its end as inflation moderated during the fourth quarter of 2023, and financial markets were anticipating roughly six interest rate cuts in 2024. During the first quarter of 2024, inflation proved to be stickier than expected, and six interest-rate cuts were quickly priced out of the market. By the end of the reporting period, inflation moderated again, economic growth slowed, and the unemployment rate inched higher. Consequently, investors were optimistic that the Fed would begin to cut rates in September. Fixed- income spread sectors generated positive excess returns over comparable-duration U.S. Treasury securities during the reporting period. Investment- grade corporate bond spreads tightened as high yields supported demand. Asset-backed securities (ABS) outperformed Treasurys as well, with relatively strong U.S. consumer spending fundamentally supporting the sector, though cracks in the sub-prime segment began to surface. Agency mortgage-backed securities (MBS) slightly outperformed despite the continued reduction in size of the Fed’s balance sheet.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of July 31, 2024

Fund/Index Name	Cumulative Since Inception
Core Fixed Income Fund	2.53%
Bloomberg U.S. Aggregate Bond Index (USD)	2.80%

Performance Inception Date	Jan. 22, 2024
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 170,589,000	$ 170,589,000
Holdings Count | Holding	368	368
Advisory Fees Paid, Amount	$ 49
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$170,589	368	$49	84%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Asset-Backed Securities	0.4%
Real Estate	0.6%
Materials	0.6%
U.S. Government Agency Obligations	0.9%
Consumer Staples	1.4%
Energy	1.7%
Information Technology	1.8%
Industrials	1.9%
Sovereign Debt	1.9%
Consumer Discretionary	2.0%
Communication Services	2.0%
Utilities	2.1%
Health Care	2.8%
Financials	9.0%
Mortgage-Backed Securities	26.9%
U.S. Treasury Obligations	43.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/15/27	3.5%
U.S. Treasury Notes	4.000%	01/31/29	3.2%
U.S. Treasury Notes	3.750%	12/31/28	3.2%
U.S. Treasury Notes	4.375%	12/15/26	2.9%
U.S. Treasury Notes	4.250%	12/31/25	2.9%
U.S. Treasury Notes	4.000%	01/31/31	2.9%
U.S. Treasury Bonds	4.750%	11/15/43	2.8%
U.S. Treasury Notes	4.250%	01/31/26	2.6%
U.S. Treasury Bonds	4.750%	11/15/53	2.2%
U.S. Treasury Bonds	4.375%	08/15/43	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	610-676-1000
Updated Prospectus Web Address	https://www.seic.com/mutual-fund-documentation/proxy-voting
C000230415
Shareholder Report [Line Items]
Fund Name		Enhanced Fixed Income Fund
Trading Symbol		AAEZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Enhanced Fixed Income Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Fixed Income Fund	$44	0.42%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is managed using a passive approach, and performed in line with its benchmark, the AMT TOEFI Risk Benchmark,—a 50%/50% blend of the ICE BofA US High Yield Index and the J.P. Morgan EMBI Global Diversified Index—for the 12-month period ending July 31, 2024.

During the first quarter of 2024, inflation proved to be stickier than expected, and the expectations for six interest-rate cuts from the Federal Reserve (Fed) were quickly priced out of the market. By the end of the reporting period, inflation moderated again, economic growth slowed, and the unemployment rate inched higher. Consequently, investors were optimistic that the Fed would begin to cut rates in September. The 10-year U.S. Treasury yield rose 12 basis points (0.12%) to 4.09% over the 12-month reporting period. The U.S. high-yield market, as measured by the ICE BofA US High Yield Constrained Index, returned 11.0% over the reporting period. High-yield spreads tightened from 381 to 325 to basis points during the 12-month period, and the yield to worst on the ICE BofA US High Yield Constrained Index declined to 7.72%. Fundamentals in the asset class have remained generally strong. However, the default rate has moved above 5%, which is higher than the five- and 10-year historical averages.

Hard-currency emerging-market debt, as measured by the J.P. Morgan EMBI Global Diversified Index, gained 9.2% during the reporting period, but lagged the 11.5% return of the global high-yield sector, as represented by the ICE BofA Global High Yield Index. Hard-currency performance was boosted by a generally strong global economy and attractive yields. Given the strength of the U.S. dollar, hard-currency debt outperformed local-currency issues. As the Fed potentially begins to cut interest rates in the U.S., hard- currency emerging-market debt has the potential to benefit from a total return perspective, while emerging-market sovereign bonds continue to be subject to significant geopolitical risk.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Enhanced Fixed Income Fund - $10893	Bloomberg Global Aggregate Index (USD) - $10128	50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index - $11268	ICE BofA US High Yield Constrained Index (USD) - $11387	J.P. Morgan EMBI Global Diversified Index - $11145
Feb/23	$10000	$10000	$10000	$10000	$10000
Jul/23	$10042	$9833	$10232	$10255	$10208
Jul/24	$10893	$10128	$11268	$11387	$11145

Average Annual Return [Table Text Block]

Average Annual Total Returns as of July 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Enhanced Fixed Income Fund	8.48%	5.89%
Bloomberg Global Aggregate Index (USD)Footnote Reference*	3.00%	0.85%
50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index	10.12%	8.30%
ICE BofA US High Yield Constrained Index (USD)	11.04%	9.07%
J.P. Morgan EMBI Global Diversified Index	9.18%	7.52%
Footnote	Description
Footnote*	As of July 31, 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Performance Inception Date		Feb. 01, 2023
No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 43,749,000	$ 43,749,000
Holdings Count | Holding	3	3
Advisory Fees Paid, Amount		$ 18
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$43,749	3	$18	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.7%
Exchange Traded Funds	98.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Bloomberg Emerging Markets USD Bond ETF	49.4%
SPDR Portfolio High Yield Bond ETF	49.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		610-676-1000
Updated Prospectus Web Address		https://www.seic.com/mutual-fund-documentation/proxy-voting